Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000779991
Eaton Vance Massachusetts Limited Maturity Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evit_SupplementTextBlock

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to Prospectus dated August 1, 2015 and Summary Prospectus dated August 1, 2015

The following changes are effective January 1, 2016:

The following replaces “Investment Objective” in “Fund Summaries – Eaton Vance Massachusetts Limited Maturity Municipal Income Fund” section:

The Fund's investment objective is to provide current income exempt from regular federal income tax and Massachusetts state personal income taxes.

October 5, 2015

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